Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share Capital	Share Premium Account	Currency Translation Reserve	Available for Sale Fair Value Reserves	Revaluation Reserve	Hedging Reserve	Reserves	JSOP Reserve	Share Application Reserve	Equity Attributable to Shareholders of EROS International PLC	Non-Controlling Interest	Total
Balance at beginning of period at Mar. 31, 2017	$ 31,877	$ 399,686	$ (55,810)	$ 6,238	$ 1,829	$ (375)	$ 436,997	$ (15,985)		$ 804,457	$ 79,091	$ 883,548
Profit/(Loss) for the year							(22,575)			(22,575)	12,830	(9,745)
Other comprehensive income/(loss) for the year			(912)		6	375				(531)	(241)	(772)
Total comprehensive income/(loss) for the year			(912)		6	$ 375	(22,575)			(23,106)	12,589	(10,517)
Issue of shares	555	15,874								16,429		16,429
Share based compensation							17,316			17,316	602	17,918
Shares issued on exercise of employee stock options and awards	277	8,894					(8,955)			216		216
Changes in ownership interest in subsidiaries that do not result in a loss of control							209			209	40,568	40,777
Loss of control in a subsidiary											4,878	4,878
Shares pending for allotment									$ 18,000	18,000		18,000
Shares issued in lieu of convertible notes	2,625	29,543								32,168		32,168
Balance at end of period at Mar. 31, 2018	35,334	453,997	(56,722)	6,238	1,835		422,992	(15,985)	18,000	865,689	137,728	1,003,417
Adoption of IFRS at Mar. 31, 2019			(34)				(14,270)			(14,304)	(3,520)	(17,824)
Profit/(Loss) for the year							(423,867)			(423,867)	13,414	(410,453)
Other comprehensive income/(loss) for the year			(7,423)	(24,687)	1,097		(4,441)			(35,454)	(6,008)	(41,462)
Total comprehensive income/(loss) for the year			(7,423)	(24,687)	1,097		(428,308)			(459,321)	7,406	(451,915)
Issue of shares	1,948	70,718							$ (18,000)	54,666		54,666
Share based compensation							21,118			21,118	443	21,561
Shares issued on exercise of employee stock options and awards	302	7,299					(7,447)			154		154
Issue out of treasury shares
Changes in ownership interest in subsidiaries that do not result in a loss of control							3,713			3,713	(6,528)	(2,815)
Shares pending for allotment
Shares issued in lieu of convertible notes	1,742	47,999								49,741		49,741
Balance at end of period at Mar. 31, 2019	39,326	580,013	(64,179)	(18,449)	2,932		(2,202)	(15,985)		521,456	135,529	656,985
Profit/(Loss) for the year							(418,992)			(418,992)	(72,712)	(491,704)
Other comprehensive income/(loss) for the year			(3,948)	(1,860)	(156)		1,826			(4,138)	(3,895)	(8,033)
Total comprehensive income/(loss) for the year			(3,948)	(1,860)	(156)		(417,166)			(423,130)	(76,607)	(499,737)
Share based compensation							22,207			22,207	61	22,268
Shares issued on exercise of employee stock options and awards	3,505	4,896					(8,137)			264		264
Shares issued in lieu of cash	2,079	8,971								11,050		11,050
Payables settled by issuance of shares	3,296	22,590								25,886		25,886
Issue out of treasury shares								15,985
Changes in ownership interest in subsidiaries that do not result in a loss of control							(367)			(367)	384	17
Closure of JSOP Trust		(15,985)						15,985
Shares pending for allotment
Shares issued in lieu of convertible notes	18,521	73,232								91,753		91,753
Balance at end of period at Mar. 31, 2020	$ 66,727	$ 673,717	$ (68,127)	$ (20,309)	$ 2,776		$ (405,665)			$ 249,119	$ 59,367	$ 308,486